STOCKHOLDERS' DEFICIENCY	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' DEFICIENCY
NOTE 7:-	STOCKHOLDERS’ DEFICIENCY

Stock based compensation

During the six and three-month period ended June 30, 2017 the Company recorded share based compensation in a total amount of $536 and $185, respectively. During the six and three-month period ended June 30, 2016 the Company recorded share based compensation in a total amount of $121 and $56, respectively.

In connection with the resignation of a director from our board of directors, on March 30, 2017, we amended the option agreement, dated March 25, 2015, we entered into an agreement with the resigned director for the grant of an option to purchase 30,000 shares of common stock at an exercise price of $2.57 per share, all of which have vested, and the option agreement, dated July 18, 2016, for the grant of an option to purchase 40,000 shares of common stock at an exercise price of $5.35 per share, all of which were vesting on July 18, 2017, to (i) accelerate the vesting of the option granted to the director in 2016 so that it will be fully vested as of March 30, 2017, and (ii) permit the director to exercise the options granted in 2015 and 2016 at any time prior to the expiration of the option period as set forth in the applicable option agreement. This modification resulted in additional share based compensation expense of $98 and $0 in the six and three months ended June 30, 2017.

As of June 30, 2017, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $992, which is expected to be recognized over a weighted average period of approximately 2.8 years.

NOTE 10:-	STOCKHOLDERS' DEFICIENCY

On May 7, 2014, the Company effected a reverse split of the Company's Common stock of seven (7) for one (1) (i.e., seven shares of Common stock, $ 0.001 nominal value each, will be combined into one share of Common stock $ 0.001 nominal value). All Common stock and per share data included in these financial statements for all periods presented have been retroactively adjusted to reflect the reverse split.

a.	Common Stock:

The Common stock confers upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared, and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, dissolution or winding up of the Company.

b.	Series C Preferred Stock:

Each share of Series C Preferred stock is convertible into one share of Common stock (subject to adjustment) at any time at the option of the holders, provided that each holder would be prohibited from converting Series C Preferred stock into shares of Common stock if, as a result of such conversion, any such holder, together with its affiliates, would own more than 9.99% of the total number of shares of Common stock then issued and outstanding. This limitation may be waived with respect to a holder upon such holder's provision of not less than 61 days' prior written notice to the Company.

In the event of liquidation, dissolution, or winding up, each holder of Series C Preferred stock could elect to receive either (i) in preference to any payments made to the holders of Common stock and any other junior securities, a payment for each share of Series C Preferred stock then held equal $ 0.001, plus an additional amount equal to any dividends declared but unpaid on such shares, and any other fees or liquidated damages then due and owing thereon or (ii) the amount of cash, securities or other property to which such holder would be entitled to receive with respect to each share of Series C Preferred stock if such share of Series C Preferred stock had been converted to Common stock immediately prior to such liquidation, dissolution, or winding up (without giving effect to any conversion limitations).

Shares of Series C Preferred stock are not entitled to receive any dividends, unless and until specifically declared by the board of directors. However, holders of Series C Preferred stock are entitled to receive dividends on shares of Series C Preferred stock equal (on an as-if-converted-to-Common-stock basis) to and in the same form as dividends actually paid on shares of the Common stock when such dividends are specifically declared by the board of directors. The Company is not obligated to redeem or repurchase any shares of Series C Preferred stock. Shares of Series C Preferred stock are not otherwise entitled to any redemption rights, or mandatory sinking fund or analogous fund provisions.

Each holder of Series C Preferred stock is entitled to the number of votes equal to the number of whole shares of Common stock into which the shares of Series C Preferred stock held by such holder are then convertible (subject to the beneficial ownership limitations) with respect to any and all matters presented to the stockholders for their action or consideration. Holders of Series C Preferred stock vote together with the holders of Common stock as a single class, except as provided by law and except that the consent of holders of a majority of the outstanding Series C Preferred stock is required to amend the terms of the Series C Preferred stock.

In January and February 2015, the Company entered into securities purchase agreements with certain investors providing for the issuance of shares of Common stock, shares of Series C Preferred stock and warrants to purchase shares of Common stock. Pursuant to these agreements, the Company issued an aggregate of 833,333 shares of Series C Preferred stock, 216,667 shares of Common stock and warrants to purchase 420,000 shares of Common stock at an exercise price of $3.00 per share and warrants to purchase 420,000 shares of Common stock at an exercise price of $ 6.00 per share, for aggregate consideration of $ 3,005 net of issuance costs of $ 145, which were previously recorded as deferred issuance costs.

In February 2015, upon the receipt by the Company of investment amounts aggregating $  3,150, as described above, the B-1 Promissory Notes converted by their terms into an aggregate of 560,594 shares of the Company's Series B-1 Preferred stock and 123,057 shares of Series C Preferred stock, and the Company's B-2 Promissory Notes converted by their terms into an aggregate of 1,174,042 shares of Series B-2 Preferred stock and 333,959 shares of Series C Preferred stock.

In April 2015, the holders of the Fourteenth Amended and Restated Secured Convertible Promissory Notes elected to convert the outstanding principal and interest thereunder into 603,769 shares of the Company's Series C Preferred stock.

In April 2015, upon the effectiveness of the Company's Form 10 filed with the Securities and Exchange Commission, the outstanding shares of Series A-1 Preferred stock, Series A-2 Preferred stock, Series B-1 Preferred stock and Series B-2 Preferred stock converted by their terms into 2,131,081 shares of Common stock.

In April 2015, the Company issued 57,143 Series C Preferred stock to a related party as consideration for the provision of guidance and assistance in connection with the filing of the Company's Form 10 and becoming a public reporting company.

c.	In April 2015, the Company issued 100,000 shares of Common stock to its legal counsel as part of the total consideration for its legal services associated with the Company's fund raising.

d.
In April 2016, the Company issued 9,000 restricted shares of Common stock to a consultant as part of the total consideration for its services associated with the Company's investor relation services. The restricted shares were fully vested during the year ended December 31, 2016. The stock based expense recognized in the financial statements for services received from the consultant in the year ended December 31, 2016 amounted to $49.

e.	Warrants issued to investors:

1.
In November 2011, the Company issued to some of its stockholders warrants to purchase 2,319,062 shares of Series B-2 Preferred stock with a fixed exercise price of $  0.199 per share (reflecting a 30% discount on the fair value of the Company's Preferred stock on that date). The warrants expire on November 15, 2018. On May 2014, the Company effected a reverse split of the Company’s stock of seven to one. In addition, on April 2015 all of the Company’s B-2 warrants were reclassified as warrants to common shares. As a result these warrants have a fixed exercise price of $1.393 to purchase 331,293 shares of Common Stock.

2.
In February 2013 through December 2014, the Company issued to some of its stockholders warrants to purchase 563,910 shares of Common stock. The exercise price at which the warrant may be exercised is $  2.66 per share, subject to adjustment for stock splits, fundamental transactions or similar events.

The warrants shall expire in February 2018 through December 2019, based on the issuance date (see also Note 8).

3.
In February 2015, the Company negotiated a securities purchase agreement which included warrants to purchase 840,000 shares of Common stock. The exercise price at which the warrant may be exercised is $3 for 420,000 shares and $6 for 420,000 shares, subject to adjustment for stock splits, fundamental transactions or similar events. The warrants to purchase the 840,000 shares expire by February 2017. In January 2017 the Company agreed to extend the warrants to purchase the 840,000 shares by additional two years until February 2019 . See also Note 16.

4.
On March 25, 2015, the Company issued warrants to purchase up to 61,000 shares of Common stock to a consultant as consideration for the provision of guidance and assistance in connection with the filing of the Company’s Form 10 and becoming a public reporting company.  The warrants have an exercise price of $2.57 per share, subject to adjustment for stock splits, fundamental transactions or similar events and shall expire on March 25, 2020.

f.	Stock option plan:

In November 2004, the Board of Directors of the Company adopted a stock option plan ("the Plan"), according to which options may be granted to employees, directors and consultants.

Pursuant to the Plan, the Company reserved for issuance 400,000 shares of Common stock. Each option entitles the holder to purchase one share of Common stock of the Company and expires after 10 years from the date of grant. Any options that are terminated, cancelled, forfeited or not exercised, become available for future grants.

In November 2014, 10 years after it was adopted, the Plan expired.

In February 2014, the Board of Directors of the Company adopted a new stock option plan ("the New Plan"), according to which options may be granted to employees, directors and consultants.

Pursuant to the New Plan, the Company reserved for issuance 714,286 shares of Common stock. Each option entitles the holder to purchase one share of Common stock of the Company and expires after 10 years from the date of grant. Any options that are terminated, cancelled, forfeited or not exercised, become available for future grants.

As of December 31, 2016, under the New Plan, 115,404 options were available for future grants.

In addition, the Company issued options to purchase 275,038 shares of Common Stock outside of the New Plan.

1.	Option issued to employees and directors:

A summary of the Company's options activity and related information with respect to options granted to employees and directors during the years ended December 31, 2016 are as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	life	value

Outstanding - beginning of the year	805,743	$2.80	8.40	2,564
Granted	410,038	$5.69
Exercised	(12,382)	$2.66
Expired or Forfeited	(1,393)	$38.36

Outstanding - end of the year	1,202,006	$3.75	8.18	3,419
Vested and expected to vest	1,202,006	$3.75	8.18	3,419

Exercisable at end of year	510,968	$2.80	6.89	2,347

Weighted average fair value of options granted to employees and directors during the years 2016 and 2015 was $ 3.34 and $ 2 per option, respectively.

Aggregate intrinsic value of exercised options by employees and directors during the years 2016 and 2015 was $ 22, $ 0, respectively. The Aggregate intrinsic value of the exercised options represents the total intrinsic value (the difference between the sale price of the Company's share at the date of exercise, and the exercise price) multiplied by the number of options exercised.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of calendar 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. This amount is impacted by the changes in the fair market value of the Company's shares.

As of December 31, 2016, the total unrecognized estimated compensation cost related to non-vested options granted prior to that date was $1,340 which is expected to be recognized over a weighted average period of approximately 2.02 years.

2.	Option issued to non-employees:

The Company's outstanding options granted to consultants as of December 31, 2016 are as follows:

		Weighted
	Options for	Average
	Common	exercise price	Options
Issuance date	stock	per share	exercisable	Expiration date

April 2007	357	$24.21	357	April 2017
December 2007	1,500	$84.56	1,500	December 2017
April 2009	1,071	$72.45	1,071	April 2019
December 2010	786	$1.99	786	December 2020
March 2013	30,000	$1.96	30,000	March 2023
October 2013	1,000	$1.96	1,000	October 2023
February 2015	714	$1.96	714	February 2025

Total	35,428	$7.81	35,428

As of December 31, 2016, all options granted to non-employees are fully vested.

3.	Stock-based compensation:

The stock based expense recognized in the financial statements for services received from employees is shown in the following table:

	Year ended
	December 31,
	2016	2015

Research and development	$30	$22
Selling and marketing	12	9
General and administrative	417	189

Total	$459	$220